Commitments And Contingencies (Schedule Of Future Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Non Cancellable Operating Leases [Member]
Non-Cancelable Contracts [Abstract]
2015	$ 435,118
2016	347,487
2017	302,876
2018	269,697
2019	243,096
Thereafter	1,325,171
Total	2,923,445
Non Cancelable Contracts [Member]
Non-Cancelable Contracts [Abstract]
2015	593,123
2016	437,022
2017	262,368
2018	240,128
2019	171,562
Thereafter	336,120
Total	2,040,323
Capital Expenditure Commitments [Member]
Non-Cancelable Contracts [Abstract]
2015	55,968
2016	70,385
2017	67,053
2018	922
2019	757
Thereafter	14,402
Total	209,487
Employment / Talent Contracts [Member]
Non-Cancelable Contracts [Abstract]
2015	80,442
2016	75,760
2017	31,673
2018	11,069
2019	0
Thereafter	0
Total	$ 198,944